Subsequent Events (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Acquisition of Bon Terra [Member]
Subsequent Event [Line Items]
Number of units	60
Subsequent event, amount	$ 16,000,000
Acquisition of Reed Square [Member]
Subsequent Event [Line Items]
Number of units	100
Subsequent event, amount	23,000,000
Sale of Tierra Del Sol/Norte [Member]
Subsequent Event [Line Items]
Number of units	156
Subsequent event, amount	17,200,000
Subsequent event, gain on sale of real estate	7,000,000
Sale of Alpine COuntry [Member]
Subsequent Event [Line Items]
Number of units	108
Subsequent event, amount	11,100,000
Subsequent event, gain on sale of real estate	3,900,000
Issuance of Debt [Member]
Subsequent Event [Line Items]
Subsequent event, amount	$ 300,000,000
Interest rate (in hundredths)	3.625%
Maturity date	Aug. 15, 2022
Debt offering rate (in hundredths)	98.99%